Lease - Schedule of changes in right-of-use assets and lease liabilities (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Right-of-use assets
Right-of-use assets at beginning of period			$ 4,273	$ 4,308
Acquisitions			1,597
Depreciation	$ (524)	$ (364)	(1,497)	(940)
Reassessment			51
Business combination				1,163
Translation differences			141	151
Right-of-use assets at end of period	4,565	4,682	4,565	4,682
Lease liabilities
Lease liabilities at beginning of period			4,753	4,673
Acquisitions			1,660
Reassessment			51
Interest expense relating to lease liabilities			233	197
Payments of lease liabilities			(1,683)	(1,046)
Business combination				1,232
Translation differences			107	167
Lease liabilities at end of period	$ 5,121	$ 5,223	$ 5,121	$ 5,223